Investment in Equity Investees (Tables)	12 Months Ended
Dec. 31, 2025
Investment in Equity Investees
Summary of composition of equity investees

	December 31,
	2025	2024

	(in US$’000)
SHPL (note (a))	5,140	77,765
ImageneBio, Inc. (note (b))	5,725	—
	10,865	77,765

Notes:

(a)	SHPL is a private company with no quoted market price available for its shares. On April 25, 2025, the Group completed transactions to divest 45% of its 50% shareholding in SHPL (Note 22).
(b)	ImageneBio, Inc. (“ImageneBio”) is listed on NASDAQ and their shares were acquired by the Group in July 2025 as a result of the merger completed between Inmagene Biopharmaceuticals (“Inmagene”) and Ikena Oncology, Inc. (“Ikena”) (Note 12).

Summary of balance sheets for SHPL

	December 31,
	2025	2024

	(in US$’000)
Current assets	235,728	213,707
Non-current assets	66,111	67,561
Current liabilities	(202,622)	(126,154)
Non-current liabilities	(4,965)	(3,858)
Net assets	94,252	151,256

Summary of statements of operations for SHPL

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Revenue	422,902	393,525	385,483
Gross profit	310,272	286,524	284,361
Interest income	816	768	754
Profit before taxation	116,535	109,586	112,488
Income tax expense (note (a))	(18,733)	(15,880)	(17,636)
Net income (note(b))	97,802	93,706	94,852

Notes:

(a)	The main entity within the SHPL group has been granted the High and New Technology Enterprise (“HNTE”) status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the years ended December 31, 2025, 2024 and 2023.
(b)	Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$624,000, US$384,000, and US$131,000 for the years ended December 31, 2025, 2024 and 2023 respectively.

Summary of reconciliation of the financial information presented to the carrying amount of investment in SHPL

	2025	2024	2023

	(in US$’000)
Opening net assets as at January 1	151,256	91,628	141,433
Net income	97,802	93,706	94,852
Dividends declared	(157,274)	(29,587)	(146,974)
Deemed distribution	—	(690)	—
Other comprehensive income/(loss)	2,468	(3,801)	2,317
Closing net assets as at December 31	94,252	151,256	91,628
Group’s share of net assets	4,713	75,628	45,814
Discounting on dividend payable	172	—	—
Goodwill	285	2,718	2,795
Elimination of unrealized profits on downstream sales	(30)	(581)	(198)
Carrying amount of investment as at December 31	5,140	77,765	48,411